Cover	Jun. 30, 2023
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Jun. 30, 2023
Entity Registrant Name	Golub Capital Private Credit Fund
Entity Incorporation, State or Country Code	DE
Securities Act File Number	814-01555
Entity Tax Identification Number	92-2030260
Entity Address, Address Line One	200 Park Avenue
Entity Address, Address Line Two	25th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10166
City Area Code	212
Local Phone Number	750-6060
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001930087